Expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Employee and contractor expenses (note 18)	$ 39,054,160	$ 33,603,690	$ 22,682,199
Third party vendors and other cost of sales	3,577,368	1,719,616	1,043,844
Depreciation and amortization	6,088,203	4,641,601	5,259,243
Facilities	646,894	470,773	279,028
Professional and consulting fees	1,648,274	4,099,129	1,566,224
Investor relations and other shareholder expenses	371,389	792,457	288,778
Bad debt	100,163	283,964	18,116
Marketing and advertising/promotion expenses	294,997	177,894	226,104
Software license and IT expenses	3,999,468	1,620,816	1,318,239
Telephone and internet	568,813	283,207	260,634
Travel	264,238	202,703	78,467
Insurance	1,143,358	630,066	103,702
Office, administrative, and other operating expenses	288,834	946,548	568,498
Foreign exchange loss (gain) (note 22)	(452,068)	22,130	(132,306)
Total expenses	$ 57,594,091	$ 49,494,594	$ 33,560,770